GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Palmetto South
Goodwill
Goodwill recorded				$ 571
Carrying value of all existing policies related to bank-owned life insurance	$ 10,989	$ 10,868	$ 10,974